SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 19:-	SUBSEQUENT EVENT

In April 2013, the Company entered into an asset purchase agreement with its affiliated company MailVision. The closing of the transaction is subject to customary conditions and is expected to occur in May 2013. Pursuant to this agreement, the Company has agreed to acquire substantially all of MailVision’s assets for the following consideration: (i) $ 233 to be payable 12 months following the closing date; and (ii) additional earn out payments will be paid to MailVision subject to the achievement of certain levels of net revenues from the sale of MailVision’s products during a period of no longer than three years following closing. Payment can be made, at the Company discretion, in either cash or ordinary shares. As additional for the transaction, on closing, the Company has agreed to waive repayment of any outstanding loans owed made by the Company to MailVision and to assume specified liabilities of MailVision in the aggregate amount of approximately $ 1,300.